CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 5,672	$ 4,967	$ 5,610
Less: Net income attributable to noncontrolling interest	14	1	68
Net income attributable to Honeywell	5,658	4,966	5,542
Adjustments to reconcile net income attributable to Honeywell to net cash provided by operating activities
Depreciation	659	657	674
Amortization	517	547	549
Gain on sale of non-strategic businesses and assets	(5)	(22)	(102)
Repositioning and other charges	860	1,266	569
Net payments for repositioning and other charges	(459)	(512)	(692)
NARCO Buyout payment	(1,325)	0	0
Pension and other postretirement income	(406)	(510)	(1,114)
Pension and other postretirement benefit payments	(38)	(23)	(43)
Stock compensation expense	202	188	217
Deferred income taxes	153	(180)	178
Other	(837)	(358)	(28)
Changes in assets and liabilities, net of the effects of acquisitions and divestitures
Accounts receivable	(42)	(739)	(8)
Inventories	(626)	(440)	(685)
Other current assets	17	232	(276)
Accounts payable	518	(155)	744
Accrued liabilities	494	357	513
Net cash provided by operating activities	5,340	5,274	6,038
Cash flows from investing activities
Capital expenditures	(1,039)	(766)	(895)
Proceeds from disposals of property, plant and equipment	43	29	27
Increase in investments	(560)	(1,211)	(2,373)
Decrease in investments	971	1,255	2,525
Receipts from Garrett Motion Inc.	0	409	586
Receipts (payments) from settlements of derivative contracts	6	369	192
Cash paid for acquisitions, net of cash acquired	(718)	(178)	(1,326)
Proceeds from sales of businesses, net of fees paid	4	0	203
Net cash used for investing activities	(1,293)	(93)	(1,061)
Cash flows from financing activities
Proceeds from issuance of commercial paper and other short-term borrowings	12,991	7,661	5,194
Payments of commercial paper and other short-term borrowings	(13,663)	(8,447)	(5,190)
Proceeds from issuance of common stock	196	320	229
Proceeds from issuance of long-term debt	2,986	2,953	2,517
Payments of long-term debt	(1,731)	(1,850)	(4,917)
Repurchases of common stock	(3,715)	(4,200)	(3,380)
Cash dividends paid	(2,855)	(2,719)	(2,626)
Other	28	(48)	(81)
Net cash used for financing activities	(5,763)	(6,330)	(8,254)
Effect of foreign exchange rate changes on cash and cash equivalents	14	(183)	(39)
Net decrease in cash and cash equivalents	(1,702)	(1,332)	(3,316)
Cash and cash equivalents at beginning of period	9,627	10,959	14,275
Cash and cash equivalents at end of period	$ 7,925	$ 9,627	$ 10,959